Financial Risk Management - Exposure to Foreign Currency Risk Based on Notional Amounts (Detail)
€ in Millions, ₫ in Millions, ₩ in Millions, ¥ in Millions, ¥ in Millions, zł in Millions, $ in Millions, $ in Millions
	Dec. 31, 2022 KRW (₩)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 JPY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 PLN (zł)	Dec. 31, 2022 VND (₫)	Dec. 31, 2021 KRW (₩)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 JPY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 PLN (zł)	Dec. 31, 2021 VND (₫)	Dec. 31, 2020 KRW (₩)	Dec. 31, 2019 KRW (₩)
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Cash and cash equivalents	₩ 1,824,649								₩ 3,541,597								₩ 4,218,099	₩ 3,336,003
Deposits in banks	1,722,618								743,316
Trade accounts and notes receivable	2,358,914								4,574,789
Trade accounts and notes payable	(935,739)								(1,074,089)
Other accounts payable	(3,242,929)								₩ (3,401,346)
Financial liabilities	₩ 24,359,595
Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Cash and cash equivalents		$ 1,040	¥ 228	¥ 1,984	$ 25	€ 1	zł 1	₫ 151,912		$ 1,138	¥ 195	¥ 11,024	$ 29	€ 3	zł 3	₫ 44,525
Deposits in banks		69		8,888								3,564
Trade accounts and notes receivable		1,725	103	703						3,708	221	568
Other accounts receivables		26	114	253	10	21		15,800		24	71	297	4			15,828
Other assets denominated in foreign currencies		30	191	82	7			11,353			176	167	6			6,481
Trade accounts and notes payable		(1,824)	(4,987)	(1,306)				(478,926)		(2,170)	(8,850)	(2,343)				(465,390)
Other accounts payable		(565)	(19,084)	(1,711)	(8)	(10)		(2,681,508)		(1,227)	(4,630)	(2,203)	(5)	(5)		(1,610,640)
Financial liabilities		(4,846)		(20,569)						(4,257)		(18,017)
Aggregate notional amounts in the consolidated statements of financial position		(4,345)	(23,435)	(11,676)	34	12	1	(2,981,369)		(2,784)	(12,817)	(6,943)	34	(2)	3	(2,009,196)
Cross currency interest rate swap contracts | $		2,430								1,545
Net exposure		$ (1,915)	¥ (23,435)	¥ (11,676)	$ 34	€ 12	zł 1	₫ (2,981,369)		$ (1,239)	¥ (12,817)	¥ (6,943)	$ 34	€ (2)	zł 3	₫ (2,009,196)